Quarterly Holdings Report
for
Fidelity® Total Bond ETF
November 30, 2021
T14-NPRT1-0122
1.9862234.107

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations – 40.8%
		Principal Amount(a)	Value
U.S. Treasury Bonds:
1.125% 5/15/40		$ 451,600	$ 400,548
1.375% 11/15/31		35,719,000	35,501,337
1.625% 11/15/50		180,000	172,596
1.75% 8/15/41		12,905,000	12,669,081
1.875% 11/15/51		18,170,000	18,527,722
2.00% 8/15/51		78,797,000	82,515,234
2.375% 5/15/51		9,949,000	11,284,342
2.875% 5/15/49		38,253,600	47,285,036
3.00% 2/15/47		19,862,700	24,594,057
U.S. Treasury Inflation Indexed Bonds 0.125% 2/15/51		1,563,424	1,880,776
U.S. Treasury Notes:
0.125% 1/31/23		16,200,000	16,163,297
0.25% 5/15/24 to 10/31/25		48,972,900	48,113,511
0.375% 8/15/24		75,000,000	74,232,422
0.625% 11/30/27		13,200,000	12,703,453
0.75% 3/31/26 to 4/30/26		195,806,000	192,756,919
1.125% 8/31/28 to 2/15/31		54,398,000	53,499,469
1.25% 5/31/28 to 9/30/28		126,739,000	126,008,843
1.50% 9/30/24		47,000	47,918
1.75% 6/30/24 to 12/31/24		72,622,700	74,597,100
2.00% 5/31/24		19,508,600	20,130,437
2.125% 3/31/24 to 5/31/26		19,107,600	19,902,742
2.50% 1/31/24		12,463,600	12,967,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $884,753,896)	885,954,826
Nonconvertible Bonds – 35.0%

COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.4%
Altice France Holding SA 6.00% 2/15/28 (b)		950,000	889,438
Altice France SA:
5.125% 1/15/29 (b)		515,000	487,669
5.50% 1/15/28 (b)		630,000	623,700
8.125% 2/1/27 (b)		985,000	1,050,650
AT&T, Inc.:
2.55% 12/1/33		774,000	748,167
3.80% 12/1/57		3,772,000	3,939,176
4.30% 2/15/30		315,000	355,520
4.45% 4/1/24		29,000	30,999
4.50% 3/9/48		10,000	11,807
5.15% 11/15/46		500,000	642,378
6.30% 1/15/38		290,000	394,346
Frontier Communications Holdings LLC:
5.00% 5/1/28 (b)		210,000	210,590
5.875% 10/15/27 (b)		170,000	175,555

	Principal Amount(a)	Value

6.75% 5/1/29 (b)	$ 220,000	$ 226,445
Intelsat Jackson Holdings SA 8.00% 2/15/24 (b)(c)	1,359,000	1,382,932
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	65,000	60,125
4.25% 7/1/28 (b)	390,000	380,250
Lumen Technologies, Inc.:
5.125% 12/15/26 (b)	570,000	570,998
5.625% 4/1/25	205,000	213,544
6.875% 1/15/28	15,000	16,459
Sprint Capital Corp.:
6.875% 11/15/28	8,688,000	10,725,944
8.75% 3/15/32	310,000	458,304
Telecom Italia Capital SA 6.00% 9/30/34	693,000	697,186
Telecom Italia SpA 5.303% 5/30/24 (b)	210,000	217,820
Verizon Communications, Inc.:
2.10% 3/22/28	1,241,000	1,237,768
2.55% 3/21/31	1,603,000	1,620,197
2.987% 10/30/56	1,624,000	1,562,421
3.00% 3/22/27	221,000	233,351
4.862% 8/21/46	875,000	1,151,573
5.012% 4/15/49	38,000	51,652
		30,366,964
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (b)	85,000	84,256
Media – 2.0%
Altice Financing SA 5.00% 1/15/28 (b)	200,000	186,969
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (b)	225,000	226,788
4.50% 5/1/32	460,000	458,105
4.75% 3/1/30 (b)	13,779,000	14,118,377
5.00% 2/1/28 (b)	200,000	206,000
5.125% 5/1/27 (b)	370,000	380,835
5.375% 6/1/29 (b)	1,314,000	1,389,975
5.50% 5/1/26 (b)	100,000	103,220
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	339,900
5.375% 5/1/47	3,681,000	4,417,507
5.75% 4/1/48	1,936,000	2,437,761
6.484% 10/23/45	197,000	269,222
Comcast Corp.:
3.90% 3/1/38	71,000	81,157
4.65% 7/15/42	162,000	202,051

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
COMMUNICATION SERVICES – continued
Media – continued
CSC Holdings LLC:
4.125% 12/1/30 (b)	$ 325,000	$ 311,015
5.375% 2/1/28 (b)	1,415,000	1,445,069
5.50% 4/15/27 (b)	600,000	616,029
5.75% 1/15/30 (b)	955,000	935,308
Discovery Communications LLC:
3.625% 5/15/30	1,209,000	1,293,398
4.65% 5/15/50	1,770,000	2,098,531
DISH DBS Corp. 7.75% 7/1/26	200,000	205,500
Fox Corp.:
3.666% 1/25/22	57,000	57,272
4.03% 1/25/24	101,000	106,889
4.709% 1/25/29	145,000	165,698
5.476% 1/25/39	143,000	184,804
5.576% 1/25/49	95,000	129,906
Front Range BidCo, Inc. 6.125% 3/1/28 (b)	790,000	743,588
Gray Television, Inc. 4.75% 10/15/30 (b)	195,000	187,931
Sable International Finance Ltd. 5.75% 9/7/27 (b)	215,000	221,450
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)	235,000	229,576
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (b)	1,000,000	1,030,500
The Walt Disney Co.:
3.80% 3/22/30	1,824,000	2,047,959
4.70% 3/23/50	1,346,000	1,803,477
Time Warner Cable LLC:
5.875% 11/15/40	1,356,000	1,718,191
7.30% 7/1/38	211,000	302,715
Time Warner Cable, Inc.:
5.50% 9/1/41	16,000	19,602
6.55% 5/1/37	157,000	210,262
6.75% 6/15/39	674,000	924,095
Univision Communications, Inc. 6.625% 6/1/27 (b)	165,000	176,501
Virgin Media Finance PLC 5.00% 7/15/30 (b)	405,000	392,850
Virgin Media Secured Finance PLC 4.50% 8/15/30 (b)	410,000	400,705
Zayo Group Holdings, Inc. 4.00% 3/1/27 (b)	205,000	195,263
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)	270,000	269,806
6.00% 1/15/27 (b)	400,000	413,170

		Principal Amount(a)	Value

Ziggo BV 5.50% 1/15/27 (b)		$ 713,000	$ 733,877
			44,388,804
Wireless Telecommunication Services – 0.5%
C&W Senior Financing DAC 6.875% 9/15/27 (b)		1,528,000	1,596,760
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)		85,000	82,556
5.625% 9/15/28 (b)		70,000	68,425
Millicom International Cellular SA:
4.50% 4/27/31 (b)		1,043,000	1,038,307
6.25% 3/25/29 (b)		630,000	667,989
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		480,000	527,400
Sprint Corp.:
7.125% 6/15/24		200,000	224,106
7.875% 9/15/23		519,000	570,251
T-Mobile USA, Inc.:
3.875% 4/15/30		3,169,000	3,444,209
4.375% 4/15/40		207,000	235,059
4.50% 4/15/50		407,000	476,007
4.75% 2/1/28		135,000	141,032
Vmed O2 UK Financing I PLC 4.25% 1/31/31 (b)		840,000	803,653
			9,875,754
TOTAL COMMUNICATION SERVICES	84,715,778
CONSUMER DISCRETIONARY – 1.5%
Automobiles – 0.4%
General Motors Financial Co., Inc.:
4.00% 1/15/25		50,000	53,237
4.25% 5/15/23		5,000	5,232
4.35% 4/9/25		6,550,000	7,081,869
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (b)		930,000	939,521
3.125% 5/12/23 (b)		811,000	836,369
			8,916,228
Diversified Consumer Services – 0.1%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (b)		470,000	480,957
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29		400,000	410,000
7.00% 8/1/27		422,000	434,660
Service Corp. International 5.125% 6/1/29		615,000	654,975
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Diversified Consumer Services – continued
Sotheby's 7.375% 10/15/27 (b)	$ 692,000	$ 723,140
		2,703,732
Hotels, Restaurants & Leisure – 0.5%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (b)	955,000	912,541
5.75% 4/15/25 (b)	130,000	134,946
Boyd Gaming Corp. 4.75% 12/1/27	380,000	385,700
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	595,000	618,669
8.125% 7/1/27 (b)	590,000	647,318
Carnival Corp. 7.625% 3/1/26 (b)	150,000	153,792
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	170,543
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	580,000	603,200
Golden Nugget, Inc. 6.75% 10/15/24 (b)	650,000	653,250
McDonald's Corp.:
3.50% 7/1/27	269,000	291,281
3.60% 7/1/30	319,000	353,867
4.20% 4/1/50	1,792,000	2,182,945
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	200,000	195,086
5.75% 7/21/28 (b)	220,000	216,150
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)	100,000	106,066
11.50% 6/1/25 (b)	149,000	165,949
Scientific Games International, Inc. 5.00% 10/15/25 (b)	135,000	138,544
Station Casinos LLC 4.50% 2/15/28 (b)	610,000	610,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	340,000	333,295
5.50% 3/1/25 (b)	300,000	300,429
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	325,000	305,459
5.50% 10/1/27 (b)	100,000	92,313
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (b)	325,000	338,656
Yum! Brands, Inc. 7.75% 4/1/25 (b)	495,000	521,760
		10,431,759

		Principal Amount(a)	Value

Household Durables – 0.0%
Newell Brands, Inc. 5.875% 4/1/36		$ 55,000	$ 67,138
Internet & Direct Marketing Retail – 0.1%
Cogent Communications Group, Inc. 5.375% 3/1/22 (b)		302,000	302,000
Netflix, Inc.:
4.875% 4/15/28		695,000	786,705
5.375% 11/15/29 (b)		275,000	325,303
5.875% 11/15/28		230,000	275,425
6.375% 5/15/29		70,000	87,131
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		397,000	420,701
			2,197,265
Leisure Products – 0.1%
Hasbro, Inc. 3.00% 11/19/24		564,000	589,336
Mattel, Inc.:
5.45% 11/1/41		35,000	41,252
5.875% 12/15/27 (b)		15,000	15,975
			646,563
Multiline Retail – 0.1%
Dollar Tree, Inc. 4.00% 5/15/25		2,307,000	2,485,821
Specialty Retail – 0.2%
AutoNation, Inc. 4.75% 6/1/30		127,000	146,909
AutoZone, Inc.:
3.625% 4/15/25		179,000	190,926
4.00% 4/15/30		1,251,000	1,398,732
eG Global Finance PLC:
6.75% 2/7/25 (b)		275,000	277,062
8.50% 10/30/25 (b)		775,000	796,801
Lowe's Companies, Inc. 4.50% 4/15/30		606,000	703,222
O'Reilly Automotive, Inc. 4.20% 4/1/30		188,000	213,522
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25		15,000	15,294
The TJX Cos., Inc. 3.875% 4/15/30		4,000	4,513
			3,746,981
Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (b)		105,000	108,102
TOTAL CONSUMER DISCRETIONARY	31,303,589

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER STAPLES – 2.4%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	$ 311,000	$ 391,346
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	3,204,000	3,503,906
4.35% 6/1/40	624,000	732,987
4.50% 6/1/50	6,964,000	8,618,190
4.60% 6/1/60	670,000	832,679
4.75% 4/15/58	350,000	443,916
5.45% 1/23/39	377,000	494,104
5.55% 1/23/49	2,806,000	3,870,357
5.80% 1/23/59	1,068,000	1,566,104
Molson Coors Brewing Co. 3.00% 7/15/26	4,389,000	4,594,465
The Coca-Cola Co.:
3.375% 3/25/27	1,134,000	1,229,075
3.45% 3/25/30	562,000	625,857
		26,902,986
Food & Staples Retailing – 0.3%
CVS Health Corp.:
3.00% 8/15/26	69,000	72,744
3.625% 4/1/27	281,000	303,796
4.30% 3/25/28	15,000	16,889
4.78% 3/25/38	1,295,000	1,577,903
Sysco Corp.:
5.65% 4/1/25	2,182,000	2,458,671
5.95% 4/1/30	948,000	1,188,685
6.60% 4/1/50	530,000	832,552
TreeHouse Foods, Inc. 4.00% 9/1/28	270,000	255,990
U.S. Foods, Inc. 6.25% 4/15/25 (b)	270,000	280,989
		6,988,219
Food Products – 0.5%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)	381,000	393,834
JBS Finance Luxembourg Sarl 2.50% 1/15/27 (b)	2,375,000	2,355,050
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	60,000	64,710
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
3.00% 5/15/32 (b)(d)	1,950,000	1,928,764
5.50% 1/15/30 (b)	1,593,000	1,708,795
6.50% 4/15/29 (b)	1,733,000	1,897,635
Performance Food Group, Inc.:
5.50% 10/15/27 (b)	340,000	350,200
6.875% 5/1/25 (b)	415,000	434,713

		Principal Amount(a)	Value

Post Holdings, Inc.:
4.625% 4/15/30 (b)		$ 180,000	$ 177,750
5.50% 12/15/29 (b)		635,000	656,882
5.625% 1/15/28 (b)		130,000	133,810
5.75% 3/1/27 (b)		555,000	571,689
			10,673,832
Tobacco – 0.4%
Altria Group, Inc.:
3.875% 9/16/46		703,000	687,383
4.25% 8/9/42		448,000	454,684
4.50% 5/2/43		289,000	307,018
4.80% 2/14/29		86,000	97,368
5.375% 1/31/44		532,000	620,798
5.95% 2/14/49		300,000	378,406
BAT Capital Corp.:
4.70% 4/2/27		1,039,000	1,146,217
4.906% 4/2/30		1,236,000	1,393,792
5.282% 4/2/50		1,336,000	1,544,312
Imperial Brands Finance PLC:
3.75% 7/21/22 (b)		400,000	405,523
4.25% 7/21/25 (b)		450,000	484,715
Reynolds American, Inc.:
4.45% 6/12/25		53,000	57,331
4.85% 9/15/23		220,000	234,514
5.70% 8/15/35		28,000	33,350
5.85% 8/15/45		180,000	218,589
			8,064,000
TOTAL CONSUMER STAPLES	52,629,037
ENERGY – 5.1%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP:
5.375% 7/15/25		1,139,000	1,215,199
5.625% 7/15/27		390,000	435,587
5.85% 5/21/43 (b)(e)		1,932,000	1,846,721
Halliburton Co.:
3.80% 11/15/25		4,000	4,329
4.85% 11/15/35		55,000	65,267
			3,567,103
Oil, Gas & Consumable Fuels – 4.9%
Apache Corp.:
5.10% 9/1/40		160,000	173,482
7.375% 8/15/47		60,000	73,200
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,659,040
3.85% 6/1/27		2,800,000	3,001,557
5.85% 2/1/35		1,246,000	1,568,005
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	611,618
4.25% 4/15/27		367,000	399,927
Cheniere Energy, Inc. 4.625% 10/15/28		390,000	401,700
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
CNX Resources Corp. 6.00% 1/15/29 (b)	$ 95,000	$ 97,210
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	32,853
Continental Resources, Inc. 5.75% 1/15/31 (b)	305,000	355,258
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,332,000	2,332,000
5.75% 4/1/25	667,000	668,971
CVR Energy, Inc.:
5.25% 2/15/25 (b)	400,000	381,040
5.75% 2/15/28 (b)	60,000	56,669
Empresa Nacional del Petroleo 4.375% 10/30/24 (b)	200,000	213,100
Enbridge, Inc.:
4.00% 10/1/23	283,000	296,337
4.25% 12/1/26	66,000	72,406
Endeavor Energy Resources LP / EER Finance, Inc.:
5.75% 1/30/28 (b)	285,000	296,400
6.625% 7/15/25 (b)	55,000	57,819
Energy Transfer LP:
3.75% 5/15/30	4,664,000	4,909,878
4.20% 9/15/23	72,000	75,449
4.25% 3/15/23	102,000	105,318
4.50% 4/15/24	98,000	104,363
4.95% 6/15/28	246,000	278,110
5.00% 5/15/50	690,000	792,866
5.25% 4/15/29	1,892,000	2,163,905
5.40% 10/1/47	577,000	686,853
5.80% 6/15/38	137,000	166,266
6.00% 6/15/48	1,869,000	2,346,017
6.25% 4/15/49	109,000	141,512
Energy Transfer LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	200,000
Enterprise Products Operating LLC 3.70% 2/15/26	5,310,000	5,711,823
EQM Midstream Partners LP 6.50% 7/1/27 (b)	195,000	210,600
Exxon Mobil Corp. 3.482% 3/19/30	2,903,000	3,185,461
Hess Corp.:
4.30% 4/1/27	1,552,000	1,685,490
5.60% 2/15/41	1,731,000	2,133,503
5.80% 4/1/47	360,000	472,844
7.125% 3/15/33	110,000	147,018
7.30% 8/15/31	108,000	144,088

	Principal Amount(a)	Value

7.875% 10/1/29	$ 303,000	$ 408,103
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	420,000	429,450
5.625% 2/15/26 (b)	505,000	516,363
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	194,585
5.50% 3/1/44	287,000	353,749
6.55% 9/15/40	13,000	17,760
Kinder Morgan, Inc.:
5.05% 2/15/46	34,000	40,642
5.55% 6/1/45	193,000	244,450
MEG Energy Corp. 7.125% 2/1/27 (b)	310,000	316,975
Mesquite Energy, Inc. 7.25% 7/15/23 (b)(c)(f)	269,000	0
MPLX LP:
4.50% 7/15/23	133,000	139,073
4.80% 2/15/29	83,000	94,146
4.875% 12/1/24	160,000	173,941
5.50% 2/15/49	249,000	314,487
Occidental Petroleum Corp.:
3.20% 8/15/26	67,000	65,828
3.40% 4/15/26	190,000	188,207
3.50% 8/15/29	3,495,000	3,422,688
4.10% 2/15/47	1,146,000	1,091,565
4.20% 3/15/48	210,000	201,735
4.30% 8/15/39	136,000	132,600
4.40% 4/15/46 to 8/15/49	696,000	683,886
4.50% 7/15/44	514,000	514,000
5.55% 3/15/26	1,653,000	1,767,115
6.20% 3/15/40	250,000	296,250
6.45% 9/15/36	858,000	1,065,413
6.60% 3/15/46	216,000	274,936
7.50% 5/1/31	7,761,000	9,782,236
7.875% 9/15/31	65,000	84,663
8.875% 7/15/30	230,000	302,030
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,529,528
6.625% 8/15/37	1,341,000	1,705,629
7.375% 11/1/31	290,000	370,502
8.125% 9/15/30	652,000	857,574
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	300,000	178,950
9.25% 5/15/25 (b)	720,000	666,000
Petroleos Mexicanos:
4.50% 1/23/26	157,000	153,295
5.95% 1/28/31	2,643,000	2,475,698
6.35% 2/12/48	11,201,000	8,795,585
6.49% 1/23/27	435,000	444,766
6.50% 3/13/27	594,000	606,919
6.75% 9/21/47	1,870,000	1,529,005

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
6.84% 1/23/30	$ 2,278,000	$ 2,274,583
6.95% 1/28/60	2,120,000	1,733,100
7.69% 1/23/50	3,869,000	3,471,692
Phillips 66:
3.70% 4/6/23	76,000	78,795
3.85% 4/9/25	98,000	104,948
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,078,000	3,189,542
3.60% 11/1/24	139,000	145,511
Rattler Midstream LP 5.625% 7/15/25 (b)	570,000	587,100
Sabine Pass Liquefaction LLC 4.50% 5/15/30	1,431,000	1,618,802
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29	490,000	483,385
5.875% 3/15/28	210,000	219,450
6.00% 4/15/27	10,000	10,363
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.875% 2/1/31	525,000	563,062
5.375% 2/1/27	105,000	107,363
5.50% 3/1/30	100,000	108,750
5.875% 4/15/26	105,000	108,806
6.50% 7/15/27	200,000	212,744
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	375,000	377,813
5.00% 1/31/28 (b)	35,000	36,400
The Williams Companies, Inc.:
3.50% 11/15/30	2,029,000	2,152,461
3.70% 1/15/23	1,174,000	1,203,411
3.90% 1/15/25	521,000	556,835
4.00% 9/15/25	180,000	194,112
4.50% 11/15/23	51,000	53,902
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	167,000	176,043
3.95% 5/15/50	542,000	613,136
Valero Energy Corp. 2.85% 4/15/25	154,000	159,828
Viper Energy Partners LP 5.375% 11/1/27 (b)	600,000	618,000
Western Midstream Operating LP:
3.95% 6/1/25	178,000	184,046
4.35% 2/1/25	255,000	263,925
4.50% 3/1/28	300,000	320,250
4.65% 7/1/26	156,000	166,530
4.75% 8/15/28	80,000	87,100
5.30% 2/1/30 to 3/1/48	570,000	625,650

		Principal Amount(a)	Value

6.50% 2/1/50		$ 50,000	$ 57,102
			107,704,823
TOTAL ENERGY	111,271,926
FINANCIALS – 13.1%
Banks – 4.7%
Bank of America Corp.:
2.299% 7/21/32 (e)		2,050,000	2,011,695
3.419% 12/20/28 (e)		9,622,000	10,251,150
3.50% 4/19/26		227,000	244,451
3.864% 7/23/24 (e)		250,000	261,144
3.95% 4/21/25		229,000	245,714
4.20% 8/26/24		160,000	171,935
4.25% 10/22/26		2,667,000	2,939,813
4.45% 3/3/26		2,428,000	2,671,783
Barclays Bank PLC 1.70% 5/12/22		463,000	465,001
Barclays PLC:
2.645% 6/24/31 (e)		5,000,000	4,979,675
2.852% 5/7/26 (e)		1,317,000	1,359,233
4.375% 1/12/26		200,000	218,738
CIT Group, Inc.:
3.929% 6/19/24 (e)		275,000	283,226
6.125% 3/9/28		174,000	205,320
Citigroup, Inc.:
3.142% 1/24/23 (e)		274,000	274,980
3.352% 4/24/25 (e)		572,000	598,888
3.875% 3/26/25		2,657,000	2,844,037
4.00% 8/5/24		115,000	122,781
4.30% 11/20/26		5,255,000	5,795,525
4.40% 6/10/25		1,348,000	1,463,994
4.412% 3/31/31 (e)		2,480,000	2,828,920
4.45% 9/29/27		728,000	809,605
5.50% 9/13/25		878,000	993,644
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		297,000	311,527
Corp. Andina de Fomento 2.375% 5/12/23		1,240,000	1,267,332
Discover Bank 4.682% 8/9/28 (e)		1,750,000	1,836,407
HSBC Holdings PLC 4.95% 3/31/30		227,000	266,909
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(e)		263,000	263,682
5.017% 6/26/24 (b)		200,000	213,807
5.71% 1/15/26 (b)		3,220,000	3,569,230
JPMorgan Chase & Co.:
2.739% 10/15/30 (e)		2,883,000	2,961,266
2.956% 5/13/31 (e)		701,000	724,040
3.797% 7/23/24 (e)		75,000	78,387
3.875% 9/10/24		190,000	202,735
4.125% 12/15/26		415,000	458,696
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
4.452% 12/5/29 (e)	$ 5,535,000	$ 6,289,642
4.493% 3/24/31 (e)	8,537,000	9,853,194
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (e)	775,000	807,283
5.125% 5/28/24	2,000,000	2,164,725
6.00% 12/19/23	500,000	545,217
6.10% 6/10/23	6,302,000	6,751,697
6.125% 12/15/22	3,577,000	3,763,425
Societe Generale:
1.038% 6/18/25 (b)(e)	4,000,000	3,945,345
1.488% 12/14/26 (b)(e)	1,855,000	1,812,860
UniCredit SpA 6.572% 1/14/22 (b)	434,000	436,804
Wells Fargo & Co.:
2.406% 10/30/25 (e)	838,000	860,411
4.478% 4/4/31 (e)	3,470,000	4,009,840
5.013% 4/4/51 (e)	3,790,000	5,242,513
Westpac Banking Corp. 4.11% 7/24/34 (e)	405,000	439,193
		101,117,419
Capital Markets – 2.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	86,520
4.25% 2/15/24	138,000	147,306
Ares Capital Corp.:
3.875% 1/15/26	2,302,000	2,423,154
4.20% 6/10/24	998,000	1,051,461
Credit Suisse Group AG:
2.193% 6/5/26 (b)(e)	3,100,000	3,129,050
2.593% 9/11/25 (b)(e)	1,207,000	1,234,178
3.75% 3/26/25	250,000	266,472
3.80% 6/9/23	906,000	943,770
3.869% 1/12/29 (b)(e)	250,000	267,765
4.194% 4/1/31 (b)(e)	1,509,000	1,659,791
4.207% 6/12/24 (b)(e)	850,000	887,808
4.55% 4/17/26	250,000	276,100
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (e)	2,140,000	2,099,749
3.20% 2/23/23	5,303,000	5,447,761
3.691% 6/5/28 (e)	2,115,000	2,279,094
3.75% 5/22/25	200,000	213,872
3.80% 3/15/30	3,352,000	3,674,900
3.814% 4/23/29 (e)	1,341,000	1,460,458
4.25% 10/21/25	554,000	602,439
6.75% 10/1/37	6,606,000	9,329,520
Morgan Stanley:
3.125% 7/27/26	3,701,000	3,921,343
3.622% 4/1/31 (e)	1,770,000	1,932,459
3.737% 4/24/24 (e)	407,000	422,283
4.35% 9/8/26	2,767,000	3,062,632

	Principal Amount(a)	Value

4.431% 1/23/30 (e)	$ 2,729,000	$ 3,111,621
4.875% 11/1/22	555,000	575,961
5.00% 11/24/25	7,319,000	8,182,147
MSCI, Inc. 4.00% 11/15/29 (b)	600,000	621,750
State Street Corp. 2.825% 3/30/23 (e)	106,000	106,773
UBS Group AG:
1.494% 8/10/27 (b)(e)	1,344,000	1,314,568
4.125% 9/24/25 (b)	200,000	217,792
		60,950,497
Consumer Finance – 1.7%
Ally Financial, Inc.:
1.45% 10/2/23	402,000	403,778
3.05% 6/5/23	1,813,000	1,861,433
5.75% 11/20/25	2,807,000	3,178,875
5.80% 5/1/25	832,000	940,281
8.00% 11/1/31 to 11/1/31	934,000	1,313,986
Capital One Financial Corp.:
2.60% 5/11/23	1,354,000	1,387,763
3.65% 5/11/27	2,890,000	3,125,140
3.80% 1/31/28	519,000	568,143
Discover Financial Services:
3.75% 3/4/25	586,000	622,290
3.85% 11/21/22	1,275,000	1,313,381
4.10% 2/9/27	197,000	214,617
4.50% 1/30/26	5,267,000	5,777,780
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,641,919
4.687% 6/9/25	275,000	291,567
5.113% 5/3/29	325,000	359,808
5.125% 6/16/25	205,000	221,580
5.584% 3/18/24	1,528,000	1,630,070
5.596% 1/7/22	1,722,000	1,728,199
Navient Corp. 7.25% 9/25/23	390,000	419,250
Springleaf Finance Corp. 6.875% 3/15/25	515,000	566,500
Synchrony Financial:
2.85% 7/25/22	167,000	169,232
3.95% 12/1/27	1,916,000	2,068,551
4.375% 3/19/24	2,272,000	2,408,809
5.15% 3/19/29	2,953,000	3,432,773
Toyota Motor Credit Corp. 2.90% 3/30/23	1,352,000	1,392,934
		38,038,659
Diversified Financial Services – 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	2,615,000	2,610,284
2.45% 10/29/26	954,000	956,400
2.875% 8/14/24	666,000	687,430

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Diversified Financial Services – continued
3.00% 10/29/28	$ 1,000,000	$ 1,007,003
3.30% 1/30/32	1,069,000	1,077,156
4.125% 7/3/23	255,000	265,912
4.45% 4/3/26	276,000	299,419
4.875% 1/16/24	438,000	468,015
6.50% 7/15/25	603,000	689,788
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	6,265,000	6,399,154
3.95% 7/1/24 (b)	196,000	205,427
4.25% 4/15/26 (b)	2,197,000	2,345,472
4.375% 5/1/26 (b)	686,000	735,089
BNP Paribas SA 2.219% 6/9/26 (b)(e)	1,250,000	1,269,018
Deutsche Bank AG:
3.30% 11/16/22	247,000	252,908
3.729% 1/14/32 (e)	3,000,000	3,056,393
4.50% 4/1/25	2,787,000	2,973,766
5.00% 2/14/22	732,000	738,435
5.882% 7/8/31 (e)	5,000,000	5,855,042
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	359,437
5.25% 5/15/27	615,000	625,762
6.25% 5/15/26	17,429,000	17,908,297
6.375% 12/15/25	1,364,000	1,380,382
Moody's Corp.:
3.25% 1/15/28	108,000	116,989
3.75% 3/24/25	822,000	880,150
4.875% 2/15/24	101,000	108,492
NatWest Markets PLC 2.375% 5/21/23 (b)	1,448,000	1,480,174
Pine Street Trust I 4.572% 2/15/29 (b)	514,000	586,324
Pine Street Trust II 5.568% 2/15/49 (b)	800,000	1,078,149
		56,416,267
Insurance – 1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (b)	995,000	1,005,338
American International Group, Inc.:
2.50% 6/30/25	2,480,000	2,566,088
3.40% 6/30/30	8,330,000	8,987,879
Equitable Holdings, Inc.:
3.90% 4/20/23	41,000	42,637
4.35% 4/20/28	1,256,000	1,412,630
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,591,000	1,647,740

		Principal Amount(a)	Value

Hartford Financial Services Group, Inc. 4.30% 4/15/43		$ 604,000	$ 726,041
HUB International Ltd. 7.00% 5/1/26 (b)		675,000	689,344
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		130,000	150,967
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		310,000	353,359
4.75% 3/15/39		142,000	180,503
Nuveen Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,785,500
Pacific LifeCorp. 5.125% 1/30/43 (b)		554,000	714,055
Swiss Re Finance Luxembourg SA 5.00% 4/2/49 (b)(e)		200,000	223,000
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (b)		1,852,000	2,436,927
Unum Group:
3.875% 11/5/25		349,000	372,314
4.00% 3/15/24 to 6/15/29		931,000	1,007,196
USI, Inc. 6.875% 5/1/25 (b)		1,072,000	1,074,680
			27,376,198
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	36,302
TOTAL FINANCIALS	283,935,342
HEALTH CARE – 1.7%
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		510,000	526,677
Hologic, Inc.:
3.25% 2/15/29 (b)		525,000	515,156
4.625% 2/1/28 (b)		500,000	518,750
Teleflex, Inc. 4.25% 6/1/28 (b)		95,000	95,950
			1,656,533
Health Care Providers & Services – 1.2%
Centene Corp.:
2.45% 7/15/28		2,865,000	2,811,281
2.625% 8/1/31		1,045,000	1,011,038
3.375% 2/15/30		1,016,000	1,023,256
4.25% 12/15/27		3,663,000	3,800,363
4.625% 12/15/29		1,301,000	1,392,070
CHS / Community Health Systems, Inc. 8.00% 3/15/26 (b)		792,000	827,640
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Cigna Corp.:
3.05% 10/15/27	$ 300,000	$ 318,520
4.375% 10/15/28	2,204,000	2,497,166
4.80% 8/15/38	268,000	328,421
4.90% 12/15/48	268,000	347,240
DaVita, Inc. 4.625% 6/1/30 (b)	520,000	513,500
HCA, Inc.:
5.375% 2/1/25	926,000	1,009,919
5.875% 2/15/26	300,000	336,165
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	185,000	185,925
Radiology Partners, Inc. 9.25% 2/1/28 (b)	445,000	453,731
Sabra Health Care LP:
3.20% 12/1/31	2,237,000	2,194,921
5.125% 8/15/26	195,000	215,797
Tenet Healthcare Corp.:
4.625% 7/15/24	3,572,000	3,603,112
4.625% 6/15/28 (b)	115,000	117,347
4.875% 1/1/26 (b)	195,000	199,388
6.125% 10/1/28 (b)	1,488,000	1,519,843
6.25% 2/1/27 (b)	240,000	248,700
6.75% 6/15/23	465,000	494,441
Toledo Hospital 5.325% 11/15/28	154,000	171,842
U.S. Renal Care, Inc. 10.625% 7/15/27 (b)	215,000	219,838
Vizient, Inc. 6.25% 5/15/27 (b)	20,000	20,850
		25,862,314
Life Sciences Tools & Services – 0.0%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (b)	930,000	954,900
Pharmaceuticals – 0.4%
AbbVie, Inc. 3.45% 3/15/22	1,107,000	1,110,848
Bausch Health Americas, Inc. 9.25% 4/1/26 (b)	90,000	94,274
Bausch Health Companies, Inc.:
5.50% 11/1/25 (b)	475,000	480,082
5.75% 8/15/27 (b)	635,000	646,805
6.125% 4/15/25 (Reg. S)	229,000	231,290
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,700,000	1,850,553
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)	30,000	30,411
Elanco Animal Health, Inc.:
5.272% 8/28/23	219,000	231,358

		Principal Amount(a)	Value

5.90% 8/28/28		$ 92,000	$ 105,236
Mylan, Inc. 4.55% 4/15/28		150,000	168,704
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	96,771
Viatris, Inc.:
1.125% 6/22/22		504,000	504,755
1.65% 6/22/25		162,000	161,677
2.70% 6/22/30		901,000	899,650
3.85% 6/22/40		359,000	382,367
4.00% 6/22/50		620,000	668,068
Zoetis, Inc. 3.25% 2/1/23		100,000	102,145
			7,764,994
TOTAL HEALTH CARE	36,238,741
INDUSTRIALS – 1.1%
Aerospace & Defense – 0.6%
Bombardier, Inc.:
7.50% 12/1/24 to 3/15/25 (b)		220,000	224,867
7.875% 4/15/27 (b)		155,000	159,498
Howmet Aerospace, Inc. 5.95% 2/1/37		20,000	23,450
Moog, Inc. 4.25% 12/15/27 (b)		205,000	208,213
The Boeing Co.:
5.04% 5/1/27		549,000	618,142
5.15% 5/1/30		1,319,000	1,530,030
5.705% 5/1/40		550,000	702,459
5.805% 5/1/50		500,000	674,405
5.93% 5/1/60		2,180,000	3,013,294
TransDigm UK Holdings PLC 6.875% 5/15/26		120,000	125,400
TransDigm, Inc.:
5.50% 11/15/27		2,989,000	3,007,681
6.25% 3/15/26 (b)		495,000	513,562
6.375% 6/15/26		1,467,000	1,509,176
7.50% 3/15/27		125,000	130,313
8.00% 12/15/25 (b)		685,000	721,819
			13,162,309
Air Freight & Logistics – 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (b)		160,000	166,359
Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (b)		365,000	379,436
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (b)		1,771,000	1,781,917
CoreCivic, Inc. 4.625% 5/1/23		238,000	238,000
IAA, Inc. 5.50% 6/15/27 (b)		500,000	519,100

Quarterly Report	10

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Commercial Services & Supplies – continued
Nielsen Finance LLC / Nielsen Finance Co.:
5.625% 10/1/28 (b)		$ 350,000	$ 357,273
5.875% 10/1/30 (b)		350,000	364,133
Stericycle, Inc. 3.875% 1/15/29 (b)		350,000	341,250
			3,981,109
Construction & Engineering – 0.1%
AECOM 5.125% 3/15/27		1,354,000	1,451,231
Brand Industrial Services, Inc. 8.50% 7/15/25 (b)		941,000	926,885
Pike Corp. 5.50% 9/1/28 (b)		515,000	519,645
			2,897,761
Machinery – 0.1%
BWX Technologies, Inc. 4.125% 6/30/28 (b)		300,000	300,000
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		885,000	899,983
			1,199,983
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		360,000	369,252
Trading Companies & Distributors – 0.1%
Air Lease Corp.:
2.25% 1/15/23		149,000	151,312
3.375% 7/1/25		1,164,000	1,220,170
3.875% 7/3/23		469,000	489,261
4.25% 2/1/24 to 9/15/24		594,000	630,188
			2,490,931
TOTAL INDUSTRIALS	24,267,704
INFORMATION TECHNOLOGY – 1.4%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (b)		460,000	457,139
6.50% 9/15/28 (b)		555,000	538,183
			995,322
IT Services – 0.1%
Arches Buyer, Inc.:
4.25% 6/1/28 (b)		125,000	123,750
6.125% 12/1/28 (b)		45,000	45,437
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		465,000	453,840
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		530,000	532,655
Camelot Finance SA 4.50% 11/1/26 (b)		250,000	258,875

	Principal Amount(a)	Value

Gartner, Inc.:
3.75% 10/1/30 (b)	$ 180,000	$ 179,550
4.50% 7/1/28 (b)	260,000	270,218
Rackspace Technology Global, Inc. 5.375% 12/1/28 (b)	265,000	255,725
		2,120,050
Semiconductors & Semiconductor Equipment – 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	340,000	331,729
2.45% 2/15/31 (b)	4,056,000	3,903,552
2.60% 2/15/33 (b)	2,944,000	2,816,447
3.50% 2/15/41 (b)	2,339,000	2,332,963
3.75% 2/15/51 (b)	1,098,000	1,142,134
Entegris, Inc. 4.375% 4/15/28 (b)	300,000	305,625
ON Semiconductor Corp. 3.875% 9/1/28 (b)	205,000	208,565
		11,041,015
Software – 0.6%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (b)	475,000	483,564
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)	135,000	141,430
CDK Global, Inc. 5.25% 5/15/29 (b)	35,000	37,012
Fair Isaac Corp. 5.25% 5/15/26 (b)	110,000	120,862
NortonLifeLock, Inc. 5.00% 4/15/25 (b)	867,000	875,670
Nuance Communications, Inc. 5.625% 12/15/26	630,000	649,023
Open Text Corp. 3.875% 2/15/28 (b)	215,000	212,850
Oracle Corp.:
1.65% 3/25/26	1,381,000	1,374,230
2.30% 3/25/28	2,182,000	2,194,128
2.80% 4/1/27	1,191,000	1,233,959
2.875% 3/25/31	3,295,000	3,372,272
3.60% 4/1/40 to 4/1/50	1,198,000	1,241,034
3.85% 4/1/60	6,000	6,229
SS&C Technologies, Inc. 5.50% 9/30/27 (b)	590,000	613,231
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (b)	766,000	775,575
		13,331,069
Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23	180,000	190,919
5.85% 7/15/25	204,000	233,382
6.02% 6/15/26	1,278,000	1,487,580
6.10% 7/15/27	374,000	450,422
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – continued
6.20% 7/15/30		$ 324,000	$ 411,869
			2,774,172
TOTAL INFORMATION TECHNOLOGY	30,261,628
MATERIALS – 0.6%
Chemicals – 0.3%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (b)		365,000	377,209
CF Industries, Inc.:
4.95% 6/1/43		5,000	6,015
5.375% 3/15/44		175,000	221,380
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)		988,000	1,106,144
Consolidated Energy Finance SA 6.50% 5/15/26 (b)		620,000	637,050
Methanex Corp.:
5.125% 10/15/27		545,000	569,525
5.65% 12/1/44		181,000	182,616
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (b)		725,000	742,672
Olin Corp.:
5.00% 2/1/30		370,000	386,650
5.625% 8/1/29		505,000	544,658
The Chemours Co. LLC:
5.375% 5/15/27		819,000	856,023
5.75% 11/15/28 (b)		1,090,000	1,117,250
Valvoline, Inc. 4.25% 2/15/30 (b)		85,000	84,269
WR Grace Holdings LLC:
4.875% 6/15/27 (b)		195,000	193,477
5.625% 10/1/24 (b)		100,000	106,411
			7,131,349
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (b)		20,000	20,226
5.25% 8/15/27 (b)		400,000	392,000
Berry Global, Inc. 4.875% 7/15/26 (b)		170,000	176,385
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26		525,000	539,091
Crown Cork & Seal Co., Inc. 7.375% 12/15/26		35,000	42,000

		Principal Amount(a)	Value

Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		$ 582,000	$ 580,493
7.875% 7/15/26 (b)		395,000	410,843
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (b)		65,000	65,813
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		100,000	103,617
Silgan Holdings, Inc. 4.75% 3/15/25		95,000	95,712
Trivium Packaging Finance BV:
5.50% 8/15/26 (b)		350,000	361,312
8.50% 8/15/27 (b)		215,000	224,675
			3,012,167
Metals & Mining – 0.1%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (b)		360,000	372,211
Allegheny Technologies, Inc. 5.875% 12/1/27		625,000	650,669
First Quantum Minerals Ltd.:
6.50% 3/1/24 (b)		200,000	203,000
7.25% 4/1/23 (b)		290,000	295,090
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (b)		5,000	5,181
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		475,000	465,229
			1,991,380
TOTAL MATERIALS	12,134,896
REAL ESTATE – 2.7%
Equity Real Estate Investment Trusts (REITs) – 2.0%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30		666,000	803,029
American Homes 4 Rent LP 2.375% 7/15/31		166,000	164,201
Boston Properties LP:
3.25% 1/30/31		1,368,000	1,429,341
4.50% 12/1/28		295,000	335,534
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	4,013,536
4.05% 7/1/30		890,000	977,832
4.125% 6/15/26 to 5/15/29		3,029,000	3,352,569
Duke Realty LP 3.75% 12/1/24		18,000	19,199
HCP, Inc.:
3.25% 7/15/26		59,000	63,029
3.50% 7/15/29		68,000	74,074

Quarterly Report	12

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	$ 149,000	$ 154,658
3.50% 8/1/26	155,000	166,428
Hudson Pacific Properties LP 4.65% 4/1/29	1,622,000	1,848,403
Kite Realty Group Trust 4.75% 9/15/30	68,000	75,339
Lexington Realty Trust:
2.70% 9/15/30	350,000	352,091
4.40% 6/15/24	458,000	485,782
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	885,885
4.625% 6/15/25 (b)	95,000	101,175
5.625% 5/1/24	400,000	427,768
5.75% 2/1/27	60,000	67,950
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	380,000	390,450
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,789,000	1,740,589
3.375% 2/1/31	646,000	650,500
3.625% 10/1/29	1,605,000	1,679,117
4.375% 8/1/23	138,000	144,555
4.50% 1/15/25 to 4/1/27	2,448,000	2,677,524
4.75% 1/15/28	283,000	313,725
4.95% 4/1/24	600,000	644,071
Piedmont Operating Partnership LP 2.75% 4/1/32	343,000	338,389
Realty Income, Corp. 3.25% 1/15/31	172,000	184,828
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,613
SBA Tower Trust:
1.884% 7/15/50 (b)	403,000	404,676
2.328% 7/15/52 (b)	308,000	314,986
2.836% 1/15/50 (b)	699,000	721,064
Service Properties Trust:
4.375% 2/15/30	385,000	346,500
4.95% 2/15/27 to 10/1/29	70,000	66,382
5.50% 12/15/27	185,000	186,761
Simon Property Group LP 2.45% 9/13/29	262,000	265,802
SITE Centers Corp.:
3.625% 2/1/25	39,000	41,011
4.25% 2/1/26	287,000	307,075

	Principal Amount(a)	Value

STORE Capital Corp.:
2.75% 11/18/30	$ 5,212,000	$ 5,239,874
4.625% 3/15/29	149,000	168,379
Sun Communities Operating LP:
2.30% 11/1/28	392,000	391,213
2.70% 7/15/31	956,000	957,489
The GEO Group, Inc.:
5.875% 10/15/24	75,000	67,500
6.00% 4/15/26	320,000	275,200
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
7.125% 12/15/24 (b)	755,000	769,722
7.875% 2/15/25 (b)	1,384,000	1,447,138
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (b)	155,000	156,691
4.25% 12/1/26 (b)	505,000	521,412
4.625% 12/1/29 (b)	305,000	323,989
Vornado Realty LP 2.15% 6/1/26	407,000	408,569
WP Carey, Inc.:
2.40% 2/1/31	3,912,000	3,871,267
3.85% 7/15/29	129,000	143,095
4.00% 2/1/25	182,000	194,944
4.60% 4/1/24	653,000	696,927
		42,860,850
Real Estate Management & Development – 0.7%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	266,458
4.10% 10/1/24	1,434,000	1,526,973
4.55% 10/1/29	151,000	167,930
CBRE Services, Inc. 2.50% 4/1/31	1,155,000	1,158,469
Corporate Office Properties LP:
2.25% 3/15/26	300,000	303,588
2.75% 4/15/31	252,000	252,680
Realty Income Corp.:
2.20% 6/15/28	160,000	161,469
2.85% 12/15/32	197,000	205,501
3.40% 1/15/28	271,000	291,330
Tanger Properties LP:
2.75% 9/1/31	1,012,000	970,568
3.125% 9/1/26	1,289,000	1,339,336
Ventas Realty LP:
3.00% 1/15/30	1,026,000	1,060,704
3.50% 2/1/25	573,000	606,862
3.75% 5/1/24	201,000	211,491
4.00% 3/1/28	4,720,000	5,209,466
4.125% 1/15/26	34,000	37,217
13	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
4.75% 11/15/30		$ 2,373,000	$ 2,780,032
			16,550,074
TOTAL REAL ESTATE	59,410,924
UTILITIES – 1.5%
Electric Utilities – 0.9%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		65,000	68,250
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,805,587
3.743% 5/1/26		4,110,000	4,382,346
Duke Energy Corp. 2.45% 6/1/30		464,000	460,367
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		241,000	237,332
2.775% 1/7/32 (b)		998,000	997,470
Entergy Corp. 2.80% 6/15/30		476,000	486,773
Exelon Corp.:
4.05% 4/15/30		274,000	307,110
4.70% 4/15/50		122,000	157,103
FirstEnergy Corp.:
4.75% 3/15/23		1,362,000	1,400,177
7.375% 11/15/31		2,657,000	3,553,498
InterGen N.V. 7.00% 6/30/23 (b)		235,000	230,300
IPALCO Enterprises, Inc. 3.70% 9/1/24		100,000	105,143
NextEra Energy Operating Partners LP 4.25% 9/15/24 (b)		26,000	27,151
NRG Energy, Inc.:
3.375% 2/15/29 (b)		90,000	86,857
3.625% 2/15/31 (b)		175,000	166,250
5.25% 6/15/29 (b)		155,000	160,673
5.75% 1/15/28		235,000	245,575
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (b)		120,153	127,963
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (b)		145,000	147,527
PG&E Corp. 5.25% 7/1/30		515,000	527,875
Puget Energy, Inc. 4.10% 6/15/30		560,000	608,172
The Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	195,339

		Principal Amount(a)	Value

Vistra Operations Co. LLC:
5.00% 7/31/27 (b)		$ 605,000	$ 611,389
5.50% 9/1/26 (b)		851,000	871,866
5.625% 2/15/27 (b)		275,000	282,396
			19,250,489
Independent Power and Renewable Electricity Producers – 0.3%
AIA Group Ltd.:
3.20% 9/16/40 (b)		625,000	639,381
3.375% 4/7/30 (b)		1,158,000	1,253,946
Emera U.S. Finance LP 3.55% 6/15/26		57,000	61,004
The AES Corp.:
2.45% 1/15/31		1,163,000	1,138,430
3.30% 7/15/25 (b)		1,621,000	1,695,696
3.95% 7/15/30 (b)		1,387,000	1,495,311
			6,283,768
Multi-Utilities – 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,481,974
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		124,000	133,685
Edison International 5.75% 6/15/27		1,616,000	1,840,843
NiSource, Inc. 2.95% 9/1/29		1,066,000	1,104,681
Pacific Gas and Electric Co. 4.95% 7/1/50		975,000	1,094,430
Sempra Energy 6.00% 10/15/39		106,000	147,088
Talen Energy Supply LLC 10.50% 1/15/26 (b)		144,000	88,279
			6,890,980
TOTAL UTILITIES	32,425,237
TOTAL NONCONVERTIBLE BONDS (Cost $733,370,018)	758,594,802
U.S. Government Agency - Mortgage Securities – 9.7%

Fannie Mae – 5.8%
1.50% 12/1/36 (d)		5,500,000	5,527,903
2.00% 6/1/50 to 1/1/52		22,727,911	22,794,770
2.00% 12/1/51 (d)(g)		14,850,000	14,863,429
2.50% 6/1/29 to 1/1/52		23,930,365	24,681,875
2.50% 12/1/51 (d)(g)		4,025,000	4,125,625
3.00% 8/1/32 to 11/1/51		11,563,418	12,132,589
3.50% 5/1/36 to 1/1/51		21,094,780	22,366,669
4.00% 1/1/42 to 11/1/49		5,219,846	5,631,293
4.50% 8/1/33 to 9/1/49		7,190,941	7,834,860
5.00% 5/1/41 to 1/1/44		54,613	61,623

Quarterly Report	14

U.S. Government Agency - Mortgage Securities – continued
		Principal Amount(a)	Value
FANNIE MAE – continued
2.00% 3/1/51 to 11/1/51		$ 4,956,442	$ 4,971,211
2.50% 12/1/51		599,978	618,028
TOTAL FANNIE MAE	125,609,875
Freddie Mac – 1.0%
2.50% 2/1/30 to 11/1/50		3,225,981	3,338,875
3.00% 10/1/31 to 6/1/50		10,297,210	10,800,433
3.50% 3/1/32 to 10/1/49		5,375,461	5,745,172
4.00% 5/1/37 to 7/1/48		1,531,026	1,659,685
4.50% 1/1/42 to 12/1/48		796,582	868,150
TOTAL FREDDIE MAC	22,412,315
Ginnie Mae – 2.9%
2.00% 12/1/51 (d)		15,200,000	15,394,255
2.50% 4/20/51 to 7/20/51		1,002,482	1,030,760
2.50% 12/1/51 (d)		12,350,000	12,687,908
3.00% 12/20/42 to 6/20/51		5,052,343	5,259,838
3.50% 12/20/41 to 1/1/52		16,025,600	16,777,309
3.50% 12/1/51 (d)(g)		7,625,000	7,963,034
4.00% 10/20/40 to 4/20/48		2,935,087	3,160,760
4.50% 4/20/35 to 12/20/48		511,353	552,303
5.00% 4/20/48		429,925	472,104
TOTAL GINNIE MAE	63,298,271
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $210,668,269)	211,320,461
Asset-Backed Securities – 4.9%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (b)		751,198	692,064
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (b)		296,740	261,443
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (b)		326,305	309,892
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (b)		638,763	615,100
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (b)		220,258	183,490
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (b)		454,398	430,713
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (b)		244,877	175,850
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (b)		1,583,596	1,561,882
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (b)		2,789,000	2,784,270

	Principal Amount(a)	Value
Aimco CLO 11 Ltd.Series 2021-11A Class AR 3 month U.S. LIBOR + 1.130% 1.273% 10/17/34 (b)(e)(h)	$ 984,000	$ 984,000
Aimco CLO 12 Ltd. Series 2020-12A, Class A 3 month U.S. LIBOR + 1.210% 1.332% 1/17/32 (b)(e)(h)	1,570,000	1,568,873
Aimco CLO 14 Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 0.990% 1.122% 4/20/34 (b)(e)(h)	2,114,000	2,113,994
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 1.224% 1/15/32 (b)(e)(h)	409,000	409,027
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.330% 1.462% 1/20/33 (b)(e)(h)	393,000	393,160
Allegro CLO XIII Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.140% 1.272% 7/20/34 (b)(e)(h)	1,078,000	1,078,349
Allegro CLO XIV Ltd.Series 2021-2A, Class A1 3 month U.S. LIBOR + 1.160% 1.237% 10/15/34 (b)(e)(h)	5,069,000	5,066,009
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 month U.S. LIBOR + 1.010% 1.142% 4/30/31 (b)(e)(h)	2,400,000	2,399,995
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 month U.S. LIBOR + 1.320% 1.444% 10/15/32 (b)(e)(h)	674,000	674,282
Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 1.154% 4/25/34 (b)(e)(h)	705,000	702,249
Ares LV CLO Ltd.Series 2020-55A, Class A1 3 month U.S. LIBOR + 1.130% 1.254% 7/15/34 (b)(e)(h)	1,381,000	1,381,893
Ares LVIII CLO Ltd. Series 2020-58A, Class A 3 month U.S. LIBOR + 1.220% 1.344% 1/15/33 (b)(e)(h)	1,717,000	1,717,579
Ares XLI Clo Ltd. Series 2016-41A, Class AR2 3 month U.S. LIBOR + 1.070% 1.194% 4/15/34 (b)(e)(h)	1,478,000	1,478,200
15	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount(a)	Value
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 month U.S. LIBOR + 1.250% 1.372% 4/17/33 (b)(e)(h)	$ 369,000	$ 369,112
Barings CLO Ltd. 2020-I 3 month U.S. LIBOR + 1.150% 1.274% 10/15/36 (b)(e)(h)	987,000	986,412
Barings CLO Ltd. Series 2020-4A, Class A 3 month U.S. LIBOR + 1.220% 1.352% 1/20/32 (b)(e)(h)	1,550,000	1,550,039
Barings CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.020% 1.144% 4/25/34 (b)(e)(h)	1,547,000	1,547,430
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 month U.S. LIBOR + 1.330% 1.452% 1/17/33 (b)(e)(h)	979,000	979,489
Bethpage Park CLO Ltd. 3 month U.S. LIBOR + 1.130% 1.27% 1/15/35 (b)(e)(h)	1,493,000	1,492,993
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (b)	261,887	262,313
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (b)	1,964,208	1,950,180
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 month U.S. LIBOR + 0.990% 1.114% 4/15/29 (b)(e)(h)	1,087,000	1,084,715
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (b)	259,165	256,202
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (b)	1,253,332	1,249,470
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (b)	186,315	177,033
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (b)	410,168	418,637
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 1.182% 4/20/34 (b)(e)(h)	1,283,000	1,280,106
Cedar Funding X CLO Ltd. 3 month U.S. LIBOR + 1.100% 1.228% 10/20/32 (b)(e)(h)	1,192,000	1,191,503

	Principal Amount(a)	Value
Cedar Funding XII CLO Ltd. 3 month U.S. LIBOR + 1.130% 1.288% 10/25/34 (b)(e)(h)	$ 921,000	$ 920,455
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (b)	2,045,685	2,011,845
Columbia Cent CLO 29 Ltd. 3 month U.S. LIBOR + 1.170% 1.324% 10/20/34 (b)(e)(h)	1,501,000	1,497,422
Columbia Cent CLO 30 Ltd. Series 2020-30A, Class A1 3 month U.S. LIBOR + 1.310% 1.442% 1/20/34 (b)(e)(h)	2,090,000	2,091,733
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1 3 month U.S. LIBOR + 1.200% 1.332% 4/20/34 (b)(e)(h)	1,590,000	1,586,581
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (b)	281,050	293,110
Dryden 76 CLO Ltd. 3 month U.S. LIBOR + 1.150% 1.308% 10/20/34 (b)(e)(h)	995,000	995,000
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 month U.S. LIBOR + 1.220% 1.342% 1/18/32 (b)(e)(h)	1,277,000	1,277,273
Dryden 85 CLO Ltd. 3 month U.S. LIBOR + 1.150% 1.274% 10/15/35 (b)(e)(h)	1,320,000	1,319,205
Dryden 90 Clo Ltd. 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(e)(h)	784,000	784,000
Dryden CLO Ltd. Series 2020-78A, Class A 3 month U.S. LIBOR + 1.180% 1.302% 4/17/33 (b)(e)(h)	2,400,000	2,401,193
Eaton Vance CLO 2019-1 Ltd. 3 month U.S. LIBOR + 1.100% 1.224% 4/15/31 (b)(e)(h)	684,000	684,470
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 3 month U.S. LIBOR + 1.250% 1.374% 1/15/34 (b)(e)(h)	330,000	330,186
Eaton Vance CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.370% 1.494% 10/15/32 (b)(e)(h)	1,510,000	1,510,507
Flatiron CLO 19 Ltd. 3 month U.S. LIBOR + 1.080% 1.171% 11/16/34 (b)(e)(h)	1,500,000	1,500,000
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 1.46% 11/20/33 (b)(e)(h)	1,360,000	1,361,463

Quarterly Report	16

Asset-Backed Securities – continued
	Principal Amount(a)	Value
Flatiron CLO Ltd. Series 2021-1A, Class A1 3 month U.S. LIBOR + 1.110% 1.261% 7/19/34 (b)(e)(h)	$ 980,000	$ 981,247
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (b)	200,631	198,495
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (b)	265,416	263,124
Invesco CLO 2021-3 Ltd. 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (b)(d)(e)(h)	1,056,000	1,056,000
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 1.334% 1/15/33 (b)(e)(h)	760,000	760,236
Madison Park Funding L Ltd. Series 2021-50A, Class A 3 month U.S. LIBOR + 1.140% 1.264% 4/19/34 (b)(e)(h)	1,700,000	1,703,296
Madison Park Funding LII Ltd. 3 month U.S. LIBOR + 1.100% 1.13% 1/22/35 (b)(d)(e)(h)	1,719,000	1,718,909
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 month U.S. LIBOR + 0.920% 1.048% 1/22/28 (b)(e)(h)	1,945,972	1,948,876
Madison Park Funding XLV Ltd.Series 2020-45A, Class A1R 3 month U.S. LIBOR + 1.120% 1.244% 7/15/34 (b)(e)(h)	1,689,000	1,688,044
Madison Park Funding XXXII Ltd. 3 month U.S. LIBOR + 1.200% 1.328% 1/22/31 (b)(e)(h)	390,000	390,046
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 month U.S. LIBOR + 1.330% 1.454% 10/15/32 (b)(e)(h)	339,000	339,229
Magnetite CLO Ltd. Series 19-21A, Class AR 3 month U.S LIBOR + 1.020% 1.152% 4/20/34 (b)(e)(h)	1,238,000	1,239,357
Magnetite CLO Ltd. Series 20-27A, Class AR 3 month U.S. LIBOR + 1.140% 1.272% 10/20/34 (b)(e)(h)	348,000	347,793
Magnetite XXIII Ltd. 3 month U.S. LIBOR + 1.130% 1.00% 1/25/35 (b)(e)(h)	1,275,000	1,275,000

	Principal Amount(a)	Value
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 month U.S. LIBOR + 1.300% 1.424% 10/25/32 (b)(e)(h)	$ 1,200,000	$ 1,200,817
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 month U.S. LIBOR + 1.330% 1.454% 1/15/33 (b)(e)(h)	1,342,000	1,342,268
Magnetite Xxix Ltd. Series 2021-29A, Class A 3 month U.S. LIBOR + 0.990% 1.114% 1/15/34 (b)(e)(h)	1,460,000	1,461,349
Magnetite Xxx Ltd. 3 month U.S. LIBOR + 1.130% 1.262% 10/25/34 (b)(e)(h)	1,800,000	1,798,925
Milos CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 1.070% 1.202% 10/20/30 (b)(e)(h)	1,085,000	1,085,028
Peace Park CLO Ltd. Series 2021-1A, Class A 1 month U.S. LIBOR + 1.130% 1.268% 10/20/34 (b)(e)(h)	574,000	573,662
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (b)	1,600,500	1,640,061
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (b)	2,320,665	2,406,808
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (b)	494,979	485,781
Rockland Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.120% 1.252% 4/20/34 (b)(e)(h)	1,839,000	1,840,273
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (b)	848,123	832,059
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (b)	233,783	204,476
Symphony CLO XXI Ltd. 3 month U.S. LIBOR + 1.06% 1.184% 7/15/32 (b)(e)(h)	250,000	250,031
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 month U.S. LIBOR + 1.290% 1.412% 4/18/33 (b)(e)(h)	2,900,000	2,903,115
Symphony CLO XXIII Ltd. Series 2020-23A, Class A 3 month U.S. LIBOR + 1.320% 1.444% 1/15/34 (b)(e)(h)	860,000	860,000
17	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
		Principal Amount(a)	Value
Symphony CLO XXV Ltd. Series 2021-25A, Class A 3 month U.S. LIBOR + 0.980% 1.104% 4/19/34 (b)(e)(h)		$ 1,566,000	$ 1,566,648
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 1.212% 4/20/33 (b)(e)(h)		1,300,000	1,297,573
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 month U.S. LIBOR + 1.000% 1.132% 1/20/29 (b)(e)(h)		738,000	740,598
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (b)		144,418	145,254
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (b)		2,569,466	2,564,824
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (b)		983,791	981,333
Voya CLO 2020-3 Ltd. 3 month U.S. LIBOR + 1.150% 1.282% 10/20/34 (b)(e)(h)		1,995,000	1,993,813
Voya CLO Ltd. Series 2019-2A, Class A 3 month U.S. LIBOR + 1.270% 1.402% 7/20/32 (b)(e)(h)		679,000	679,183
Voya CLO Ltd. Series 2020-1A, Class AR:
3 month U.S. LIBOR + 1.150% 1.272% 1.272% 7/16/34 (b)(e)(h)		953,000	952,997
3 month U.S. LIBOR + 1.160% 1.284% 1.284% 7/19/34 (b)(e)(h)		960,000	959,452
TOTAL ASSET-BACKED SECURITIES (Cost $107,147,349)	107,018,371
Collateralized Mortgage Obligations – 2.7%

PRIVATE SPONSOR – 2.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (b)		496,000	508,273
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (b)		111,000	112,316

	Principal Amount(a)	Value

BAMLL Commercial Mortgage Securities Trust Series 2020-JGDN, Class A 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(e)(h)	$ 1,169,000	$ 1,184,441
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	117,856
BANK Series 2020-BNK30, Class MCDE 3.016% 12/15/53 (e)	5,208,000	5,055,758
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (e)	127,000	142,893
BFLD Trust Series 2020-OBRK, Class A 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(e)(h)	701,000	701,844
BX 2021-LBA3 Mortgage Trust:
1 month U.S. LIBOR + 0.689% 0.779% 10/15/36 (b)(e)(h)	2,043,000	2,037,254
1 month U.S. LIBOR + 0.898% 0.989% 10/15/36 (b)(e)(h)	306,000	305,261
1 month U.S. LIBOR + 1.099% 1.189% 10/15/36 (b)(e)(h)	409,000	408,013
1 month U.S. LIBOR + 1.298% 1.388% 10/15/36 (b)(e)(h)	397,000	396,041
1 month U.S. LIBOR + 1.948% 2.038% 10/15/36 (b)(e)(h)	1,381,000	1,377,664
BX Commercial Mortgage Trust 2021-SOAR 1 month U.S. LIBOR + 0.67% 0.76% 6/15/38 (b)(e)(h)	306,000	304,283
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(e)(h)	124,600	124,132
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(e)(h)	500,000	498,904
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (b)(e)(h)	1,917,000	1,903,787
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (b)(e)(h)	210,000	207,643
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (b)(e)(h)	220,000	216,968

Quarterly Report	18

Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (b)(e)(h)	$ 1,159,400	$ 1,156,858
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (b)(e)(h)	389,300	388,206
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (b)(e)(h)	550,800	548,922
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(e)(h)	3,324,350	3,310,811
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(e)(h)	1,264,252	1,263,063
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (b)(e)(h)	379,944	378,991
BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (b)(e)(h)	302,285	301,345
BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (b)(e)(h)	467,623	465,572
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (b)(e)(h)	355,727	353,944
BX Commercial Mortgage Trust Series 2020-FOX, Class A 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(e)(h)	852,075	851,049
BX Trust Series 2018-EXCL, Class D 1 month U.S. LIBOR + 2.625% 2.715% 9/15/37 (b)(e)(h)	116,992	99,581
Cascade Funding Mortgage Trust 2021-HB6 0.898% 6/25/36 (b)(e)	1,104,363	1,103,644
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(e)(h)	821,007	819,463

	Principal Amount(a)	Value

CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (b)(e)(h)	$ 161,819	$ 160,601
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (b)(e)(h)	182,667	180,376
CIM Retail Portfolio Trust 2021-RETL:
1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(e)(h)	1,234,000	1,231,674
1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(e)(h)	380,000	378,570
1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(e)(h)	283,000	281,757
1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(e)(h)	349,000	347,250
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	227,322
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (b)	3,174,000	3,167,801
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (b)(e)(h)	530,000	528,672
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (b)(e)(h)	128,000	127,519
CSMC Trust Series 2017-PFHP, Class D 1 month U.S. LIBOR + 2.250% 2.34% 12/15/30 (b)(e)(h)	809,000	806,250
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (b)	287,000	295,887
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (b)	100,000	102,150
CSMC Trust Series 2018-SITE, Class C 4.941% 4/15/36 (b)(e)	100,000	101,253
CSMC Trust Series 2018-SITE, Class D 4.941% 4/15/36 (b)(e)	118,000	116,366
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (b)	350,000	353,949
19	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
ELP Commercial Mortgage Trust 2021-ELP 1 month U.S. LIBOR + 0.701% 0.801% 11/15/38 (b)(e)(h)	$ 2,789,000	$ 2,775,907
Extended Stay America Trust 2021-ESH:
3 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(e)(h)	862,513	861,996
3 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (b)(e)(h)	491,443	491,135
3 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (b)(e)(h)	362,116	362,007
1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(e)(h)	740,149	740,149
GS Mortgage Securities Corportation Trust 2021-IP:
1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(e)(h)	1,191,000	1,191,354
1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (b)(e)(h)	184,000	184,055
1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (b)(e)(h)	152,000	152,045
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (b)	50,000	51,882
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (b)	76,000	78,616
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (b)(e)	105,000	107,275
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (b)	385,000	401,403
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(e)(h)	1,514,000	1,510,929
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class B 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (b)(e)(h)	365,000	362,371
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class C 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (b)(e)(h)	230,000	228,064

	Principal Amount(a)	Value

Life 2021-BMR Mortgage Trust Series 2021-BMR, Class D 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (b)(e)(h)	$ 320,000	$ 317,094
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (b)(e)(h)	279,000	276,735
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.34% 8/15/33 (b)(e)(h)	288,067	287,482
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.59% 8/15/33 (b)(e)(h)	694,635	691,126
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	210,997
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (b)	1,076,000	1,105,778
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.283% 11/10/36 (b)(e)	155,000	156,847
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.283% 11/10/36 (b)(e)	149,000	148,863
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.617% 1/15/37 (b)(e)	2,266,000	2,312,068
Prima Capital CRE Securitization 2021-1X 1 month U.S. LIBOR + 1.800% 1.891% 12/15/37 (b)(e)(h)	499,000	498,999
Prima Capital CRE Securitization Series 2021-9A, Class A 1 month U.S. LIBOR + 1.450% 1.541% 12/15/37 (b)(e)(h)	564,756	564,749
SREIT Trust 2021-MFP:
1 month U.S. LIBOR + 0.731% 0.831% 11/15/38 (b)(e)(h)	1,910,000	1,899,052
1 month U.S. LIBOR + 1.080% 1.18% 11/15/38 (b)(e)(h)	1,094,000	1,087,732
1 month U.S. LIBOR + 1.329% 1.429% 11/15/38 (b)(e)(h)	679,000	675,108
1 month U.S. LIBOR + 1.578% 1.678% 11/15/38 (b)(e)(h)	447,000	444,437
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (b)	1,269,000	1,259,843

Quarterly Report	20

Collateralized Mortgage Obligations – continued
		Principal Amount(a)	Value
PRIVATE SPONSOR – continued
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (b)		$ 80,000	$ 79,839
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48		624,000	653,391
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52		215,000	244,462
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(e)(h)		1,021,000	1,020,695
TOTAL PRIVATE SPONSOR			58,486,662
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,793,102)	58,486,662
Foreign Government and Government Agency Obligations – 0.7%

Argentine Republic:
0.50% 7/9/30		1,165,589	360,167
1.00% 7/9/29		95,826	31,479
1.125% 7/9/35		1,283,239	357,382
Dominican Republic:
5.50% 1/27/25 (Reg. S)		400,000	430,000
5.95% 1/25/27 (b)		1,550,000	1,708,716
6.00% 7/19/28 (b)		2,200,000	2,420,000
Emirate of Abu Dhabi:
3.125% 4/16/30 (b)		1,055,000	1,135,444
3.875% 4/16/50 (b)		910,000	1,053,325
Indonesian Republic:
3.85% 10/15/30		1,500,000	1,666,218
4.20% 10/15/50		1,500,000	1,665,165
Kingdom of Saudi Arabia:
2.90% 10/22/25 (b)		500,000	523,750
3.25% 10/22/30 (b)		500,000	530,625
4.50% 4/22/60 (b)		390,000	469,950
State of Qatar:
3.40% 4/16/25 (b)		580,000	616,540
3.75% 4/16/30 (b)		1,235,000	1,373,320
4.40% 4/16/50 (b)		1,185,000	1,447,181
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,915,199)	15,789,262
Municipal Securities – 0.2%
		Principal Amount(a)	Value
California Gen. Oblig. Series 2009 7.300% 10/1/39		$ 450,000	$ 718,878
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35		90,000	127,047
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23		488,727	511,186
5.10% 6/1/33		1,670,000	1,952,525
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29		1,032,000	1,311,620
TOTAL MUNICIPAL SECURITIES (Cost $4,115,586)	4,621,256

Common Stocks – 0.1%
		Shares
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp. (i)		225	2,700
Mesquite Energy, Inc. (f)(i)		3,883	150,156
TOTAL ENERGY	152,856
ENERGY EQUIPMENT & SERVICES – 0.0%
Energy Equipment & Services – 0.0%
Jonah Energy Parent LLC (f)(i)		2,692	139,365
OIL, GAS & CONSUMABLE FUELS – 0.1%
Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (i)		1,296	50,634
Denbury, Inc. (i)		28,577	2,275,301
TOTAL OIL, GAS & CONSUMABLE FUELS	2,325,935
TOTAL COMMON STOCKS (Cost $1,158,133)			2,618,156

Bank Loan Obligations – 0.1%
		Principal Amount(a)
COMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA Term Loan B3 U.S. Prime + 4.750% 5.75% 11/27/23 (e)(h)(j)		510,000	510,796
Intelsat Jackson Holdings SA Term Loan B4 U.S. Prime + 5.500% 8.75% 1/2/24 (e)(h)(j)		45,000	45,067
TOTAL COMMUNICATION SERVICES	555,863
21	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Golden Entertainment, Inc. Term Loan B 1 month U.S. LIBOR + 3.000% 3.09% 10/21/24 (e)(h)(j)		$ 498,381	$ 495,680
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Mesquite Energy, Inc. DIP New Money Term Loan 1 month U.S. LIBOR + 8.000%, 1 month U.S. LIBOR + 10.000% 10.00% - 12.00% 6/30/20 (e)(f)(h)(j)		71,751	0
Mesquite Energy, Inc. Roll Up Term Loan 1 month U.S. LIBOR + 5.250% 7.25% 5/11/22 (e)(f)(h)(j)		31,000	0
TOTAL ENERGY	0
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
Ultimate Software Group, Inc. 2021 Term Loan 3 month U.S. LIBOR + 3.250% 4.00% 5/4/26 (e)(h)(j)		217,804	216,510
TOTAL BANK LOAN OBLIGATIONS (Cost $1,363,769)	1,268,053
Convertible Bonds – 0.1%

COMMUNICATION SERVICES – 0.1%
Media – 0.1%
DISH Network Corp.:
2.375% 3/15/24		400,000	373,500
3.375% 8/15/26		418,000	385,293
TOTAL COMMUNICATION SERVICES	758,793
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Mesquite Energy, Inc.:
15.00% 7/15/23 (f)(k)		29,213	111,009
15.00% 7/15/23 (f)(k)		50,546	173,373
TOTAL ENERGY	284,382
TOTAL CONVERTIBLE BONDS (Cost $825,150)	1,043,175

Money Market Fund – 9.1%
		Shares	Value
Fidelity Cash Central Fund, 0.06% (l) (Cost $198,218,944)		198,180,291	198,219,927
TOTAL INVESTMENT IN SECURITIES – 103.4% (Cost $2,215,329,415)	2,244,934,951
NET OTHER ASSETS (LIABILITIES) – (3.4%)	(74,798,333)
NET ASSETS – 100.0%	$ 2,170,136,618

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $343,596,711 or 15.8% of net assets.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing.
(j)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(k)	Restricted securities (including private placements) – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,382 or 0.0% of net assets.
(l)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20-10/15/21	$27,886
Mesquite Energy, Inc. 15% 7/15/23	11/5/20-10/15/21	$47,925

Quarterly Report	22

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$241,790,925	$73,792,334	$117,363,332	$31,962	$—	$—	$198,219,927	0.3%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds, Nonconvertible Bonds, Bank Loan Obligations, Foreign Government and Government Agency Obligations, Municipal Securities and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Credit Risk
The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
23	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	24